INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
	December 31, 2020	December 31, 2019
Marketable securities	$14,717	$4,665
Warrants	636	829
Private company investments	10,273	4,613
Total Investments	25,626	10,107
Less: current portion	(16,755)	(5,494)
Non-current portion	$8,871	$4,613